Offerings	Mar. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,870,923
Proposed Maximum Offering Price per Unit	1.96
Maximum Aggregate Offering Price	$ 3,667,009.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 561.42
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (“Registration Statement”) shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of Metagenomi, Inc. (the “Registrant”), which become issuable under the Registrant’s 2024 Stock Option and Incentive Plan, as amended (the “2024 Plan”) and the Registrant’s 2024 Employee Stock Purchase Plan (the “2024 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.
(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices reported for the Common Stock on the Nasdaq Global Select Market on March 11, 2025.
(3)
Represents shares of Common Stock that were added to the shares authorized for issuance under the 2024 Plan, effective as of January 1, 2025 pursuant to an “evergreen” provision contained in the 2024 Plan. Pursuant to such provision, an additional number of shares will automatically be added to the shares authorized for issuance under the 2024 Plan on January 1 of each year. Shares available for issuance under the 2024 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on February 9, 2024 (File No. 333-276413).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	374,184
Proposed Maximum Offering Price per Unit	1.67
Maximum Aggregate Offering Price	$ 624,887.28
Fee Rate	0.01531%
Amount of Registration Fee	$ 95.68
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (“Registration Statement”) shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of Metagenomi, Inc. (the “Registrant”), which become issuable under the Registrant’s 2024 Stock Option and Incentive Plan, as amended (the “2024 Plan”) and the Registrant’s 2024 Employee Stock Purchase Plan (the “2024 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.
(4)
The price of $1.67 per share, which is 85% of the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on March 11, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act of 1933, as amended, and has been used as these shares are without a fixed price. Pursuant to the 2024 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the exercise date, whichever is less.
(5)
Represents shares of Common Stock that were added to the shares authorized for issuance under the 2024 ESPP, effective as of January 1, 2025 pursuant to an “evergreen” provision contained in the 2024 ESPP. Pursuant to such provision, an additional number of shares will automatically be added to the shares authorized for issuance under the 2024 ESPP on January 1 of each year. Shares available for issuance under the 2024 ESPP were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on February 9, 2024 (File No. 333-276413).